MAINE MUNICIPAL FUND

Schedule of Investments – October 31, 2024 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.7%)

General Obligation (30.0%)
BAR HARBOR TWN 5.000% 09/01/2049 Callable @ 100.000 09/01/2034	250,000	$270,708
BATH 4.000% 05/01/2044 Callable @ 100.000 05/01/2034	400,000	390,976
GORHAM TWN 4.000% 09/01/2040 Callable @ 100.000 09/01/2033	365,000	367,230
LEWISTON 4.000% 03/15/2037 Callable @ 100.000 03/15/2031	310,000	316,308
REGL SCH DT #26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	378,390
MAINE SD #51 4.000% 10/15/2029	100,000	100,029
SCH ADMIN DIST #28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	400,000	400,712
YORK TWN A 4.000% 10/01/2042 Callable @ 100.000 10/01/2034	165,000	165,485
YORK TWN A 4.000% 10/01/2043 Callable @ 100.000 10/01/2034	140,000	140,260
		2,530,098
Health Care (15.4%)
ME HLTH & HGR B UNREF 4.500% 07/01/2031	5,000	5,002
*MAINE HLTH & HGR EDUC 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	250,000	231,898
ME HLTH EDUCTNL B 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,064,840
		1,301,740
Housing (23.9%)
ME ST HSG AUTH B 1 4.950% 11/15/2048 Callable @ 100.000 05/15/2033	1,000,000	1,014,530
MAINE ST HSG AUTH A 4.450% 11/15/2044 Callable @ 100.000 05/15/2033	500,000	499,715
*MAINE ST HSG AUTH F 4.950% 11/15/2047 Callable @ 100.000 11/15/2031	200,000	201,586
ME ST HSG AUTH 4.400% 11/15/2043 Callable @ 100.000 05/15/2032	300,000	300,312
		2,016,143
Other Revenue (21.5%)
AUGUSTA 5.000% 10/01/2043 Callable @ 100.000 10/01/2033	955,000	1,022,604
MAINE ST GOVTL FACS A 5.000% 10/01/2025	155,000	157,539
MAINE ST HLTH & HGR A 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	288,516
ME MUN BD BK A 4.000% 11/01/2038	125,000	120,446
ME MUN BD BK B REF 5.000% 11/01/2025	125,000	124,773
ME MUNI BOND BK C 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	100,328
		1,814,206
Transportation (5.9%)
*ME TPK AUTH SPL OBL 4.000% 07/01/2032	250,000	250,033
*PORTLAND REF 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	242,910
		492,943

TOTAL MUNICIPAL BONDS (COST: $8,204,704)		$8,155,130

OTHER ASSETS LESS LIABILITIES (3.3%)		$278,052

NET ASSETS (100.0%)		$8,433,182

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Maine Municipal Fund
Investments at cost	$8,204,704
Unrealized appreciation	107,536
Unrealized depreciation	(157,110)
Net unrealized appreciation (depreciation)*	$(49,574)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$8,155,130	$0	$8,155,130
Total	$0	$8,155,130	$0	$8,155,130